Organization and Nature of Operations	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Organization and Nature of Operations

1.	Organization and Nature of Operations

Organization — SQN Asset Income Fund V, L.P. (the “Partnership”) was formed on January 14, 2016, as a Delaware limited partnership and is engaged in a single business segment, the ownership and investment in leased equipment and related financings which includes: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset financing; (iii) acquiring equipment subject to lease; and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. The Partnership will terminate no later than December 31, 2040.

Nature of Operations — The principal investment strategy of the Partnership is to invest in business-essential, revenue-producing (or cost-savings) equipment or other physical assets with high in-place value and long, relative to the investment term, economic life and other financings. The Partnership executes its investment strategy by making investments in equipment already subject to lease or originating equipment leases and loans in such equipment, which will include: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset financings; (iii) acquiring equipment subject to lease; and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. From time to time, the Partnership may also purchase equipment and sell it directly to its leasing customers. The Partnership may use other investment structures that SQN Investment Advisors, LLC (the “Investment Manager”) believes will provide the Partnership with an appropriate level of security, collateralization, and flexibility to optimize its return on its investment while protecting against downside risk. In many cases, the structure will include the Partnership holding title to or a priority or controlling position in the equipment or other asset.

The General Partner of the Partnership is SQN AIF V GP, LLC (the “General Partner”), a wholly-owned subsidiary of the Partnership’s Investment Manager. Both the Partnership’s General Partner and its Investment Manager are Delaware limited liability companies. The General Partner manages and controls the day to day activities and operations of the Partnership, pursuant to the terms of the Limited Partnership Agreement. The General Partner paid an aggregate capital contribution of $100 for a 1% interest in the Partnership’s income, losses and distributions. The Investment Manager makes all investment decisions and manages the investment portfolio of the Partnership.

The Partnership’s income, losses and distributions are allocated 99% to the Limited Partners and 1% to the General Partner until the Limited Partners have received total distributions equal to their capital contributions plus an 8% per year, compounded annually, cumulative return on their capital contributions. After such time, all income, losses and distributable cash will be allocated 80% to the Limited Partners and 20% to the General Partner. The Partnership expects to conduct its activities for at least six years and divide the Partnership’s life into three distinct stages: (i) the Offering Period, (ii) the Operating Period and (iii) the Liquidation Period. The Offering Period began on August 11, 2016, will terminate no later than two years after that date, unless extended by the General Partner, from time to time, in its sole discretion, by up to an additional 12 months. The Operating Period commenced on October 3, 2016, the date of the Partnership’s initial closing, and will last for four years unless extended at the sole discretion of the General Partner. During the Operating Period, the Partnership will invest most of the net proceeds from its offering in business-essential, revenue-producing (or cost-saving) equipment, other physical assets with substantial economic lives and, in many cases, associated revenue streams and project financings. The Liquidation Period, which follows the conclusion of the Operating Period, is the period in which the Partnership will sell its assets in the ordinary course of business and will last two years, unless it is extended, at the sole discretion of the General Partner. The General Partner may extend the Offering Period, from time to time, in its sole discretion, by up to an additional 12 months. The General Partner may also extend the Operating Period and subsequent Liquidation Period in its sole discretion.

SQN Securities, LLC (“Securities”), is a Delaware limited liability company, is affiliated with the General Partner. Securities will act initially as the selling agent for the offering of the Partnership’s units (“Units”). The units are offered on a “best efforts,” “minimum-maximum” basis. Unless extended by the General Partner, from time to time, in its sole discretion, for up to an additional 12 months, the offering will terminate on the date that is two years from the date of August 11, 2016.

During the Operating Period, the Partnership plans to make quarterly distributions of cash to the Limited Partners, if, in the opinion of the Partnership’s Investment Manager, such distributions are in the Partnership’s best interests. Therefore, the amount and rate of cash distributions could vary and are not guaranteed. The targeted distribution rate is 6.0% annually, paid quarterly as 1.5%, of each Limited Partner’s capital contribution (pro-rated to the date of admission for each Limited Partner). On December 31, 2016, the Partnership declared and accrued its first quarterly distribution to its Limited Partners totaling $40,088 which resulted in a distributions payable to Limited Partners of $40,088 at December 31, 2016. The Partnership did not make a cash distribution to the General Partner during the period ended December 31, 2016 and accrued $401 for distributions due to the General Partner which resulted in distributions payable to the General Partner of $401 at December 31, 2016.

From August 11, 2016 through December 31, 2016, the Partnership admitted 65 Limited Partners with total capital contributions of $3,325,481 resulting in the sale of 332,548.10 Units. The Partnership received cash contributions of $3,093,750 and applied $231,731 which would have otherwise been paid as sales commission to the purchase of 23,173.10 additional Units.

SQN AIF V GP, LLC [Member]
Organization and Nature of Operations

1. Organization and Nature of Operations

Nature of business and operations – SQN AIF V GP, LLC (the “LLC” or “General Partner”) is a wholly-owned subsidiary of SQN Investment Advisors, LLC (“Advisors” or “Investment Manager”), a Delaware limited liability company. The primary activity of the LLC is to sponsor, manage and act as the general partner of SQN Asset Income Fund V, L.P. (the “Managed Fund”), which is a publicly registered equipment leasing and finance fund in the United States of America. The LLC consolidates the financial statements of the Managed Fund. All intercompany transactions and balances are eliminated in consolidation.

The LLC was formed during January 2016, as a Delaware limited liability company. The LLC manages and controls the business affairs of the Managed Fund, including, but not limited to, the investments that the Managed Fund makes, pursuant to the terms of the Managed Fund’s limited partnership agreement. The Managed Fund filed a registration statement (Form S-1) with the Securities and Exchange Commission on May 26, 2016 which became effective on August 11, 2016. The Managed Fund operates as a publicly registered equipment leasing and finance fund for the purpose of investing in a diverse pool of business-essential equipment and other physical assets.

The LLC is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds. The LLC also has a promotional interest in the Managed Fund equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its limited partners (“Limited Partners”) of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. The LLC paid an aggregate capital contribution of $100 for a 1% interest in the Managed Fund’s income, losses and distributions. Advisors makes all investment decisions and manages the investment portfolio of the Managed Fund.

The principal investment strategy of the Managed Fund is to invest in business-essential, revenue-producing (or cost-saving) equipment or other physical assets with high in-place value and long, relative to the investment term, economic life. The Managed Fund executes its investment strategy by making investments in equipment already subject to lease or originating equipment leases and loans in such equipment, which will include: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset financings; (iii) acquiring equipment subject to lease; and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. From time to time, the Managed Fund may also purchase equipment and sell it directly to its leasing customers. The Managed Fund may use other investment structures that Advisors believes will provide the Managed Fund with an appropriate level of security, collateralization, and flexibility to optimize its return on its investment while protecting against downside risk. In many cases, the structure will include the Managed Fund holding title to or a priority or controlling position in the equipment or other asset.

The Managed Fund’s income, losses and distributions are allocated 99% to the Limited Partners and 1% to the General Partner until the Limited Partners have received total distributions equal to their capital contributions plus an 8% per year, compounded annually, cumulative return on their capital contributions. After such time, all income, losses and distributable cash will be allocated 80% to the Limited Partners and 20% to the General Partner. The Managed Fund expects to conduct its activities for at least six years and divide the Managed Fund’s life into three distinct stages: (i) the Offering Period, (ii) the Operating Period and (iii) the Liquidation Period. The Offering Period began on August 11, 2016, will terminate no later than two years after that date, unless extended by the General Partner, from time to time, in its sole discretion, by up to an additional 12 months. The Operating Period commenced on October 3, 2016, the date of the Managed Fund’s initial closing, and will last for four years unless extended at the sole discretion of the General Partner. During the Operating Period, the Managed Fund will invest most of the net proceeds from its offering in business-essential, revenue-producing (or cost-saving) equipment, other physical assets with substantial economic lives and, in many cases, associated revenue streams and project financings. The Liquidation Period, which follows the conclusion of the Operating Period, is the period in which the Partnership will sell its assets in the ordinary course of business and will last two years, unless it is extended, at the sole discretion of the General Partner. The General Partner may extend the Offering Period, from time to time, in its sole discretion, by up to an additional 12 months. The General Partner may also extend the Operating Period and subsequent Liquidation Period in its sole discretion.

SQN Securities, LLC (“Securities”), a Delaware limited liability company, is affiliated with the General Partner. Securities will act initially as the selling agent for the offering of the units of the Managed Fund (the “Units”). The Units are offered on a “best efforts,” “minimum-maximum” basis. Unless extended by the General Partner, from time to time, in its sole discretion, for up to an additional 12 months, the offering will terminate on the date that is two years from the date of August 11, 2016.

During the Operating Period, the Managed Fund plans to make quarterly distributions of cash to the Limited Partners, if, in the opinion of the Managed Fund’s Investment Manager, such distributions are in the Managed Fund’s best interests. Therefore, the amount and rate of cash distributions could vary and are not guaranteed. The targeted distribution rate is 6.0% annually, paid quarterly as 1.5%, of each Limited Partner’s capital contribution (pro-rated to the date of admission for each Limited Partner). On December 31, 2016, the Managed Fund declared and accrued its first quarterly distribution to its Limited Partners totaling $40,088 which resulted in a distributions payable to Limited Partners of $40,088 at December 31, 2016.

From August 11, 2016 through December 31, 2016, the Managed Fund admitted 65 Limited Partners with total capital contributions of $3,325,481 resulting in the sale of 332,548.10 Units. The Managed Fund received cash contributions of $3,093,750 and applied $231,731 which would have otherwise been paid as sales commission to the purchase of 23,173.10 additional Units.